Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount		Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)		Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)		Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount [Line Items]
Cash		$ 5,056,040	$ 5,056,040		$ 32,025,899	$ 32,025,899		$ 6,200,316	$ 1,756,985
Accounts receivable	[1]		2,281,915			3,093,031
Call option
Current financial assets			7,337,955			35,118,930
Accounts payable and accrued liabilities		13,570,905	12,466,676	[2]	10,988,362	10,676,846	[2]
Credit facility			28,747,705			30,000,000
Term loan			7,718,928			10,034,513
Convertible notes			11,258,950
Conversion option		(21,100)	737,974
Government grant liabilities		1,778,664	1,468,296		1,409,694	1,409,694
Other loan					$ 1,582,780	1,582,780
Total			62,398,529			53,703,833
Current			13,773,457			41,019,521
Non-current			48,625,072			12,684,312
Amortized Cost [Member]
Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount [Line Items]
Cash			5,056,040			32,025,899
Accounts receivable	[1]		2,281,915			3,093,031
Call option
Current financial assets			7,337,955			35,118,930
Accounts payable and accrued liabilities	[2]		12,466,676			10,676,846
Credit facility			28,747,705			30,000,000
Term loan			7,718,928			10,034,513
Convertible notes			11,258,950
Conversion option
Government grant liabilities			1,468,296			1,409,694
Other loan						1,582,780
Total			61,660,555			53,703,833
Current			13,035,483			41,019,521
Non-current			48,625,072			12,684,312
FVTPL [Member]
Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount [Line Items]
Cash
Accounts receivable	[1]
Call option
Current financial assets
Accounts payable and accrued liabilities	[2]
Credit facility
Term loan
Convertible notes
Conversion option			737,974
Government grant liabilities
Other loan
Total			737,974
Current			737,974
Non-current

[1]	Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.
[2]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.